As filed with the Securities and Exchange Commission on December 17, 2012

Registration Nos. 033-12608 and 811-05059

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 77	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 79	☒

HIGHMARK FUNDS

(Exact Name of Registrant as Specified in Charter)

350 California Street, Suite 1600

San Francisco, CA 94104

(Address of principal executive offices) (zip)

Registrant’s telephone number, including area code: (415) 765-3616

Name and address of agent for service:

John M. Loder, Esq.

Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment relates to each series of HighMark Funds except HighMark Global Growth Equity Fund and HighMark International Growth Equity Fund. This post-effective amendment relates to all share classes of each series of HighMark Funds not identified in the previous sentence. No information contained in HighMark Funds’ registration statement relating to HighMark Global Growth Equity Fund or HighMark International Growth Equity Fund is amended or superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, HighMark Funds, certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and State of California, on the 17th day of December, 2012.

HIGHMARK FUNDS

By:	/S/ DENNIS MOORADIAN
Dennis Mooradian
President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement of HighMark Funds has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Capacity	Date

/S/ DENNIS MOORADIAN Dennis Mooradian	President (Principal Executive Officer)	December 17, 2012

/S/ PAMELA O’DONNELL Pamela O’Donnell	Vice President, Treasurer and Chief Financial Officer	December 17, 2012

*/S/ DAVID E. BENKERT David E. Benkert	Trustee	December 17, 2012

*/S/ THOMAS L. BRAJE Thomas L. Braje	Trustee	December 17, 2012

*/S/ EVELYN S. DILSAVER Evelyn S. Dilsaver	Trustee	December 17, 2012

*/S/ DAVID A. GOLDFARB David A. Goldfarb	Trustee	December 17, 2012

*/S/ MICHAEL L. NOEL Michael L. Noel	Trustee	December 17, 2012

*/S/ MINDY M. POSOFF Mindy M. Posoff	Trustee	December 17, 2012

*By:	/S/ DENNIS MOORADIAN Dennis Mooradian

Attorney-In-Fact, pursuant to powers of attorney incorporated by reference to Post-Effective Amendment No. 76 (filed November 20, 2012) to Registrant’s Registration Statement on Form N-1A.

Exhibit Index

Exhibit No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase